Financial Assets at Fair Value Through Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2023
Financial Assets at Fair Value Through Other Comprehensive Income [Abstract]
Schedule of Financial Assets at Fair Value Through Other Comprehensive Income	The financial assets at fair value through other comprehensive income is as follows:
	As of December 31,
	2023	2022
	MCh$	MCh$
Debt financial instruments
Chilean Central Bank and Government securities	3,024,700	4,074,413
Other Chilean debt financial securities	6,656	9,898
Foreign financial debt securities	1,504,669	1,796,422
Subtotal	4,536,025	5,880,733
Other financial instruments
Commercial loans	105,257	142,306
Subtotal	105,257	142,306

Total	4,641,282	6,023,039

Schedule of Financial Debt Instruments	As of December 31, 2023 and 2022 detail of financial debt instruments is as follows:
	As of December 31,
	2023	2022
	MCh$	MCh$
Chilean Central Bank and Government securities
Chilean Central Bank financial instruments	2,286,541	3,331,264
Chilean Treasury bonds and notes	737,705	742,717
Other Chilean government financial instruments	454	432
Subtotal	3,024,700	4,074,413
of which sold under repurchase agreement	362,893	207,280
Other Chilean debt financial securities
Chilean Bank debt financial instruments	6,656	9,891
Other Chilean financial instruments	-	7
Subtotal	6,656	9,898
of which sold under repurchase agreement	77	91
Foreign financial debt securities
Foreign Central Banks debt financial instruments	1,238,866	1,668,670
Other foreign financial instruments	265,803	127,752
Subtotal	1,504,669	1,796,422
of which sold under repurchase agreement	-	127,752
Total	4,536,025	5,880,733

Schedule of Fair Value and the Corresponding ECL	The changes in the fair value and the corresponding ECL as of December 31, 2023 is as follows:
	Stage 1	Stage 2	Stage 3	TOTAL
Gross carrying amount at January 1, 2023	5,880,733	-	-	5,880,733
New financial assets purchased	41,150,092	-	-	41,150,092
Transfers to stage 1	-	-	-	-
Transfers to stage 2	-	-	-	-
Transfers to stage 3	-	-	-	-
Assets derecognised or matured (excluding write-off)	(42,616,549)	-	-	(42,616,549)
Changes in measument of financial assets	121,749	-	-	121,749
Other adjustments	-	-	-	-
At December 31, 2023	4,536,025	-	-	4,536,025
	Stage 1	Stage 2	Stage 3	TOTAL
ECL at January 1, 2023	877	-	-	877
New financial assets purchased	9,051	-	-	9,051
Transfers to stage 1	-	-	-	-
Transfers to stage 2	-	-	-	-
Transfers to stage 3	-	-	-	-
Assets derecognised or matured (excluding write-off)	(9,174)	-	-	(9,174)
Changes due to changes in credit risk	33	-	-	33
Write-off	-	-	-	-
Other adjustments	-	-	-	-
At December 31, 2023	787	-	-	787
	Stage 1	Stage 2	Stage 3	TOTAL
Gross carrying amount at January 1, 2022	5,803,139	-	-	5,801,379
New financial assets purchased	31,456,434	-	-	31,456,434
Transfers to stage 1	-	-	-	-
Transfers to stage 2	-	-	-	-
Transfers to stage 3	-	-	-	-
Assets derecognised or matured (excluding write-off)	(31,248,163)	-	-	(31,248,163)
Changes in measument of financial assets	(130,677)	-	-	(128,917)
Other adjustments	-	-	-	-
At December 31, 2022	5,880,733	-	-	5,880,733
	Stage 1	Stage 2	Stage 3	TOTAL
ECL at January 1, 2022	703	-	-	703
New financial assets purchased	5,627	-	-	5,627
Transfers to stage 1	-	-	-	-
Transfers to stage 2	-	-	-	-
Transfers to stage 3	-	-	-	-
Assets derecognised or matured (excluding write-off)	(5,553)	-	-	(5,553)
Changes due to changes in credit risk	100	-	-	100
Write-off	-	-	-	-
Other adjustments	-	-	-	-
At December 31, 2022	877	-	-	877

Schedule of Gross Profits and Losses Realized on the Sale of Available for Sale Investments	Gross profits and losses realized on the sale of available for sale investments as of December 31, 2023, 2022 and 2021 is as follows:
	As of December 31,
	2023	2022	2021
	MCh$	MCh$	MCh$
Sale of debt financial instruments at FVOCI generating realized profits	6,837,112	452,668	1,728,731
Realized profits	392	121	28,131
Sale of debt financial instruments at FVOCI generating realized losses	1,605,762	1,122,222	1,247,044
Realized losses	134,485	22,195	4,944

Schedule of Gross Carrying Amount	The changes in the gross carrying amount and the corresponding ECL allowance as of December 31, 2023, is as follows:
	Stage 1	Stage 2	Stage 3	TOTAL
	MCh$	MCh$	MCh$	MCh$
Gross carrying amount at January 1, 2023	142,632	-	-	142,632
New financial assets originated	85,533			85,533
Transfers to stage 1	-	-	-	-
Transfers to stage 2	-	-	-	-
Transfers to stage 3	-	-	-	-
Assets derecognised or matured (excluding write-off)	(138,700)	-	-	(138,700)
Changes in measument of financial assets	15,916	-	-	15,916
Write-off	-	-	-	-
Other adjustments	-	-	-	-
At December 31, 2023	105,381	-	-	105,381
	Stage 1	Stage 2	Stage 3	TOTAL
	MCh$	MCh$	MCh$	MCh$
ECL allowance at January 1, 2023	326	-	-	326
New financial assets originated	162			162
Transfers to stage 1	-	-	-	-
Transfers to stage 2	-	-	-	-
Transfers to stage 3	-	-	-	-
Assets derecognised or matured (excluding write-off)	(313)	-	-	(313)
Changes due to changes un credit risk	(50)	-	-	(50)
Write-off	-	-	-	-
Other adjustments	-	-	-	-
At December 31, 2023	125	-	-	125

	Stage1	Stage2	Stage3	TOTAL
	MCh$	MCh$	MCh$	MCh$
Gross carrying amount at January 1, 2022	99,643	-	-	99,643
New financial assets originated	72,745			72,745
Transfers to stage 1	-	-	-	-
Transfers to stage 2	-	-	-	-
Transfers to stage 3	-	-	-	-
Assets derecognised or matured (excluding write-off)	(24,835)	-	-	(24,835)
Changes in measument of financial assets	(4,921)	-	-	(4,921)
Write-off	-	-	-	-
Other adjustments	-	-	-	-
At December 31, 2022	142,632	-	-	142,632
	Stage 1	Stage 2	Stage 3	TOTAL
	MCh$	MCh$	MCh$	MCh$
ECL allowance at January 1, 2022	268	-	-	268
New financial assets originated	76			76
Transfers to stage 1	-	-	-	-
Transfers to stage 2	-	-	-	-
Transfers to stage 3	-	-	-	-
Assets derecognised or matured (excluding write-off)	(110)	-	-	(110)
Changes due to changes un credit risk	92	-	-	92
Write-off	-	-	-	-
Other adjustments	-	-	-	-
At December 31, 2022	326	-	-	326

Schedule of Charts Show Debt Instruments at Fair Value Through Other Comprehensive Income Cumulative Unrealized Profit and Loss	The following charts show debt instruments at fair value through other comprehensive income cumulative unrealized losses, as of December 31, 2023:
	Less than 12 months				More than 12 months				Total
2023	Amortised cost	Fair value	Unrealized profit	Unrealized loss	Amortised cost	Fair value	Unrealized profit	Unrealized loss	Amortised cost	Fair value	Unrealized profit	Unrealized loss
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Chilean Central Bank and Government securities					-	-	-	-
Chilean Central Bank financial instruments	2,286,208	2,286,541	417	(84)	-	-	-	-	2,286,208	2,286,541	417	(84)
Chilean Treasury bonds and notes	801,738	737,705	24,466	(88,499)	-	-	-	-	801,738	737,705	24,466	(88,499)
Other Chilean government financial instruments	444	454	10	-	-	-	-	-	444	454	10	-
Subtotal	3,088,390	3,024,700	24,893	(88,583)	-	-	-	-	3,088,390	3,024,700	24,893	(88,583)

Other Chilean debt financial securities
Chilean Bank debt financial instruments	7,858	6,656	23	(1,225)	-	-	-	-	7,858	6,656	23	(1,225)
Other Chilean financial instruments	-	-	-	-	-	-	-	-	-	-	-	-
Subtotal	7,858	6,656	23	(1,225)	-	-	-	-	7,858	6,656	23	(1,225)

Foreign financial debt securities
Foreign Central Banks financial instruments	1,264,768	1,238,866	18,330	(44,232)	-	-	-	-	1,268,492	1,238,866	14,606	(44,232)
Other foreign debt financial instruments	260,401	265,803	6,966	(1,564)	-	-	-	-	260,401	265,803	6,966	(1,564)
Subtotal	1,525,169	1,504,669	25,296	(45,796)	-	-	-	-	1,528,893	1,504,669	21,572	(45,796)
Loans and account receivable from customer
Commercial loans	109,613	105,257	-	(4,356)	-	-	-	-	109,613	105,257	-	(4,356)
Subtotal	109,613	105,257	-	(4,356)	-	-	-	-	109,613	105,257	-	(4,356)
					-	-	-	-
Total	4,731,030	4,641,282	50,212	(139,960)	-	-	-	-	4,734,754	4,641,282	46,488	(139,960)

The following charts show debt instruments at fair value through other comprehensive income cumulative unrealized losses, as of December 31, 2022:
	Less than 12 months				More than 12 months				Total
2022	Amortised cost	Fair value	Unrealized profit	Unrealized loss	Amortised cost	Fair value	Unrealized profit	Unrealized loss	Amortised cost	Fair value	Unrealized profit	Unrealized loss
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Chilean Central Bank and Government securities					-	-	-	-
Chilean Central Bank financial instruments	3,331,635	3,331,264	2,270	(2,641)	-	-	-	-	3,331,635	3,331,264	2,270	(2,641)
Chilean Treasury bonds and notes	834,935	742,717	27	(92,218)	-	-	-	-	834,935	742,717	27	(92,218)
Other Chilean government financial instruments	407	432	25	-	-	-	-	-	407	432	25	-
Subtotal	4,166,977	4,074,413	2,322	(94,859)	-	-	-	-	4,166,977	4,074,413	2,322	(94,859)

Other Chilean debt financial securities
Chilean Bank debt financial instruments	10,082	9,891	17	(207)	-	-	-	-	10,082	9,891	17	(207)
Other Chilean financial instruments	6	7	-	-	-	-	-	-	6	7	-	-
Subtotal	10,088	9,898	17	(207)	-	-	-	-	10,088	9,898	17	(207)

Foreign financial debt securities
Foreign Central Banks financial instruments	1,683,052	1,668,670	39,210	(53,592)	-	-	-	-	1,683,052	1,668,670	39,210	(53,592)
Other foreign debt financial instruments	116,351	127,752	11,401	-	-	-	-	-	116,351	127,752	11,401	-
Subtotal	1,799,403	1,796,422	50,611	(53,592)	-	-	-	-	1,799,403	1,796,422	50,611	(53,592)
Loans and account receivable from customer
Commercial loans	155,990	142,306	-	(13,684)	-	-	-	-	155,990	142,306	-	(13,684)
Subtotal	155,990	142,306	-	(13,684)	-	-	-	-	155,990	142,306	-	(13,684)
					-	-	-	-
Total	6,132,458	6,023,039	52,950	(162,342)	-	-	-	-	6,132,458	6,023,039	52,950	(162,342)